UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Annual Report

to Shareholders

June 30, 2011
Contents
3 Portfolio Management Review
6 Information About Your Fund's Expenses
8 Portfolio Summary
9 Investment Portfolio
22 Statement of Assets and Liabilities
23 Statement of Operations
24 Statement of Changes in Net Assets
25 Financial Highlights
26 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Tax Information
32 Summary of Management Fee Evaluation by Independent Fee Consultant
36 Summary of Administrative Fee Evaluation by Independent Fee Consultant
37 Board Members and Officers
42 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Market Overview

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Over the fund's most recent 12-month period ending June 30, 2011, the money market yield curve gradually steepened as longer-term rates rose in response to slightly improved economic data and shorter maturities declined significantly based on a number of market influences.1 These included continuing strong demand and shrinking supply in the money market area; the removal (or unwind) of $200 billion in two-month Treasury bills from the market in anticipation of Congress raising the US debt ceiling; a new FDIC fee assessment that has in effect removed some of the incentive for certain large banks to create supply in the money market area; and, lastly, the fact that the federal funds rate remains "on hold," keeping short-term rates lower overall. By the second quarter of 2011, the money markets were responding to "risk on/risk off" dynamics for global financial markets, with short-term rates rising or falling slightly in response to the current state of the European sovereign debt crisis and the political standoff in the United States related to the conditions under which the country's debt ceiling would be raised.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the period. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

With yields trending lower through most of the year ending June 30, 2011, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We are also maintaining a conservative average maturity, with fund assets broadly diversified among a number of sectors, including banks, asset-backed securities, commercial paper and sovereign debt.2,3,4 In addition, we are focused on more favorable geographical areas for money market investment, such as Canada, Australia and the Nordic region. Lastly, we have built up a large cash position within the fund to solidify its liquidity structure. Because we believe that money market yields could move up eventually with increased Treasury supply, we are permitting the fund's average maturity to shorten now, and will look to take advantage of higher rates later on.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

With the eventual raising of the US debt ceiling, significant short-term Treasury supply should return to the market and remove some downward pressure on money market rates that carry the shortest maturities. In general, however, we continue to foresee an artificially low interest rate environment because of declining money market supply, a large number of money market issues maturing with principal needing to be reinvested, and continued strong demand from investors seeking principal stability and safety.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Performance (as of June 30, 2011)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.
7-Day Current Yield
June 30, 2011	.13%*
June 30, 2010	.27%**

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice. Otherwise, the 7-day current yield would have been 0.03% as of June 30, 2011.

** The investment advisor had agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been 0.14% as of June 30, 2010.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most recent month-end performance.

1 The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

2 Asset-backed securities are secured by a specified pool of underlying assets (such as a loan or accounts receivable originated by banks).

3 Commercial paper is an unsecured debt instrument that is issued by a corporation, typically for the purpose of financing inventories or other short-term liabilities.

4 Sovereign debt is a security that is issued by a national government and that is usually denominated in a foreign currency.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2011
Actual Fund Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,001.00
Expenses Paid per $1,000*	$.55
Hypothetical 5% Fund Return
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,024.25
Expenses Paid per $1,000*	$.55

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Daily Assets Fund Institutional	.11%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	6/30/11	6/30/10

Short-Term Notes	27%	19%
Commercial Paper	24%	35%
Municipal Bonds and Notes	16%	5%
Time Deposits	13%	10%
Certificates of Deposit and Bank Notes	11%	16%
Government & Agency Obligations	9%	11%
Repurchase Agreements	0%	3%
Supranational	0%	1%
	100%	100%

Weighted Average Maturity

Daily Assets Fund Institutional	40 days	38 days
First Tier Institutional Money Fund Average*	36 days	31 days

* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset-Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Fund's holdings, see page 9. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dbadvisorsliquidity.com/US from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2011
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.2%
Banco del Estado de Chile:
0.32%, 8/17/2011	75,000,000	75,000,000
0.35%, 9/1/2011	35,000,000	35,000,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	25,000,000	26,029,397
BNP Paribas:
0.35%, 8/8/2011	25,000,000	25,000,790
0.35%, 8/8/2011	50,000,000	50,000,000
0.45%, 7/25/2011	46,000,000	45,999,693
Credit Agricole SA, 0.3%, 8/4/2011	25,000,000	25,000,000
Dexia Credit Local, 144A, 2.375%, 9/23/2011	45,000,000	45,182,008
HSBC Bank PLC, 0.86%, 7/12/2011	20,000,000	20,002,613
International Finance Corp., 3.0%, 11/15/2011	24,000,000	24,232,884
Intesa Sanpaolo SpA, 0.25%, 7/5/2011	45,000,000	45,000,000
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.125%, 7/15/2011	14,000,000	14,019,409
Mitsubishi UFJ Trust & Banking Corp., 0.32%, 8/19/2011	46,000,000	46,000,000
Mizuho Corporate Bank Ltd.:
0.18%, 7/25/2011	50,000,000	50,000,000
0.19%, 7/8/2011	82,000,000	82,000,000
National Australia Bank Ltd., 0.265%, 12/13/2011	25,000,000	25,000,572
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	32,000,000	32,199,876
Nordea Bank Finland PLC, 0.67%, 7/20/2011	16,750,000	16,752,374
Royal Bank of Scotland NV, 0.29%, 7/29/2011	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB:
0.18%, 8/23/2011	50,000,000	50,000,000
0.2%, 8/17/2011	25,000,000	25,000,000
0.2%, 8/23/2011	25,000,000	25,000,000
Societe Generale:
0.2%, 7/5/2011	12,000,000	12,000,000
0.24%, 9/1/2011	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp., 0.19%, 7/6/2011	25,000,000	25,000,000
Toronto-Dominion Bank, 0.17%, 8/2/2011	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $889,419,616)		889,419,616

Commercial Paper 23.8%
Issued at Discount**
Abbey National North America LLC, 0.35%, 8/29/2011	17,405,000	17,395,016
Argento Variable Funding, 144A, 0.26%, 8/1/2011	40,000,000	39,991,044
BPCE SA:
0.27%, 7/26/2011	20,000,000	19,996,250
0.27%, 7/29/2011	25,000,000	24,994,750
0.32%, 7/8/2011	27,000,000	26,998,320
0.36%, 7/5/2011	23,000,000	22,999,080
Caisse d'Amortissement de la Dette Sociale, 0.22%, 8/5/2011	25,000,000	24,994,653
Cancara Asset Securitization LLC, 144A, 0.22%, 8/23/2011	25,000,000	24,991,903
DnB NOR Bank ASA, 0.21%, 10/3/2011	25,000,000	24,986,292
Erste Abwicklungsanstalt:
0.33%, 11/8/2011	15,000,000	14,982,125
0.37%, 1/11/2012	50,000,000	49,900,306
0.39%, 2/16/2012	20,000,000	19,950,167
0.4%, 3/9/2012	46,000,000	45,871,200
0.4%, 3/14/2012	5,000,000	4,985,722
0.4%, 3/16/2012	35,000,000	34,899,278
0.4%, 3/29/2012	16,000,000	15,951,644
Google, Inc., 0.4%, 9/16/2011	40,000,000	39,965,778
Grampian Funding LLC:
144A, 0.22%, 9/8/2011	29,000,000	28,987,772
144A, 0.26%, 7/19/2011	30,000,000	29,996,100
144A, 0.27%, 7/11/2011	75,000,000	74,994,375
Hannover Funding Co., LLC:
0.35%, 8/9/2011	40,000,000	39,984,833
0.35%, 8/15/2011	55,000,000	54,975,937
0.35%, 8/23/2011	22,000,000	21,988,664
0.37%, 7/15/2011	60,000,000	59,991,367
Kells Funding LLC:
144A, 0.28%, 12/13/2011	30,000,000	29,961,500
144A, 0.33%, 10/17/2011	50,000,000	49,950,500
144A, 0.35%, 2/17/2012	20,000,000	19,955,083
144A, 0.37%, 3/19/2012	18,000,000	17,951,530
144A, 0.38%, 4/17/2012	18,000,000	17,944,710
144A, 0.39%, 7/5/2011	45,000,000	44,998,050
144A, 0.39%, 9/6/2011	12,500,000	12,490,927
144A, 0.4%, 7/1/2011	20,000,000	20,000,000
NRW.Bank:
0.22%, 7/14/2011	18,000,000	17,998,570
0.24%, 11/1/2011	30,000,000	29,975,400
Romulus Funding Corp., 144A, 0.34%, 7/25/2011	25,000,000	24,994,333
SBAB Bank AB:
144A, 0.29%, 9/8/2011	30,000,000	29,983,325
144A, 0.35%, 7/19/2011	15,000,000	14,997,375
144A, 0.37%, 7/13/2011	77,000,000	76,990,503
144A, 0.39%, 7/7/2011	35,000,000	34,997,725
Scaldis Capital LLC:
0.2%, 7/27/2011	34,250,000	34,245,053
0.21%, 8/1/2011	70,000,000	69,987,342
Shell International Finance BV, 0.5%, 7/1/2011	11,250,000	11,250,000
Swedbank AB:
0.215%, 8/24/2011	30,000,000	29,990,325
0.23%, 8/22/2011	25,000,000	24,991,694
0.26%, 7/27/2011	25,000,000	24,995,306
0.27%, 7/11/2011	25,000,000	24,998,125
0.27%, 7/26/2011	45,000,000	44,991,562
0.28%, 7/14/2011	28,300,000	28,297,139
0.32%, 7/7/2011	25,000,000	24,998,667
0.34%, 7/5/2011	55,000,000	54,997,922
Sydney Capital Corp.:
144A, 0.3%, 7/12/2011	35,000,000	34,996,792
144A, 0.32%, 9/12/2011	35,000,000	34,977,289
144A, 0.33%, 7/11/2011	21,500,000	21,498,029
Tasman Funding, Inc., 144A, 0.23%, 9/6/2011	20,000,000	19,991,439
Total Capital Canada Ltd.:
144A, 0.31%, 9/15/2011	18,700,000	18,687,762
144A, 0.39%, 9/8/2011	25,000,000	24,981,312
Victory Receivables Corp.:
144A, 0.18%, 7/6/2011	35,000,000	34,999,125
144A, 0.19%, 7/7/2011	23,500,000	23,499,256
Westpac Banking Corp., 0.35%, 10/17/2011	37,000,000	36,961,150
White Point Funding, Inc.:
144A, 0.36%, 9/16/2011	45,500,000	45,464,965
144A, 0.45%, 7/8/2011	16,000,000	15,998,600
Total Commercial Paper (Cost $1,893,760,961)		1,893,760,961

Short-Term Notes* 26.9%
Abbey National Treasury Services PLC, 0.38%, 9/2/2011	65,000,000	65,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	107,300,000	107,300,000
Bank of Nova Scotia:
0.2%, 8/25/2011	54,400,000	54,400,000
0.25%, 9/12/2011	50,000,000	50,000,000
0.3%, 7/10/2012	37,500,000	37,500,000
0.33%, 12/8/2011	85,000,000	85,000,000
Barclays Bank PLC, 0.505%, 7/19/2011	50,000,000	50,000,000
Bayerische Landesbank, 0.245%, 7/23/2012	20,000,000	20,000,000
BNP Paribas, 0.44%, 8/22/2011	48,000,000	48,000,000
BNZ International Funding Ltd., 0.326%, 12/8/2011	20,000,000	19,984,568
Caisse d'Amortissement de la Dette Sociale, 144A, 0.273%, 5/25/2012	90,000,000	89,991,033
Canadian Imperial Bank of Commerce:
0.18%, 8/8/2011	75,000,000	75,000,000
0.265%, 4/26/2012	68,000,000	68,000,000
0.3%, 11/28/2011	45,000,000	45,000,000
Commonwealth Bank of Australia:
144A, 0.279%, 5/11/2012	32,000,000	32,000,000
144A, 0.288%, 2/3/2012	68,000,000	68,000,000
JPMorgan Chase Bank NA, 0.275%, 7/9/2012	80,000,000	80,000,000
Kells Funding LLC:
144A, 0.285%, 1/19/2012	35,000,000	35,000,000
144A, 0.287%, 8/15/2011	48,000,000	48,000,000
144A, 0.289%, 1/9/2012	15,000,000	14,999,354
144A, 0.291%, 2/27/2012	15,000,000	15,000,000
144A, 0.315%, 2/24/2012	20,000,000	20,000,000
144A, 0.331%, 12/1/2011	38,000,000	38,000,000
Lloyds TSB Bank PLC, 0.265%, 5/11/2012	40,000,000	40,000,000
National Australia Bank Ltd., 0.22%, 10/5/2011	50,000,000	50,000,000
Nordea Bank Finland PLC:
0.574%, 10/20/2011	57,000,000	57,050,793
0.58%, 10/14/2011	68,475,000	68,532,537
NRW.Bank, 0.358%, 12/28/2011	25,000,000	24,985,759
Rabobank Nederland NV:
0.269%, 1/10/2012	38,000,000	38,000,000
0.28%, 4/24/2012	45,000,000	44,998,973
0.29%, 8/8/2011	75,000,000	75,000,000
144A, 0.33%, 6/16/2012	26,000,000	26,000,000
144A, 0.396%, 9/28/2011	25,000,000	25,009,113
Royal Bank of Canada:
0.27%, 8/16/2011	15,000,000	15,001,703
0.29%, 8/12/2011	85,000,000	85,000,000
Societe Generale, 0.19%, 8/1/2011	65,000,000	65,000,000
Svenska Handelsbanken AB, 144A, 0.291%, 6/29/2012	40,000,000	40,000,000
Westpac Banking Corp.:
0.25%, 10/12/2011	50,000,000	50,000,000
0.27%, 11/21/2011	58,000,000	58,000,000
0.278%, 7/11/2012	50,000,000	50,000,000
0.279%, 5/9/2012	75,000,000	75,000,000
0.34%, 1/10/2012	85,000,000	85,000,000
Total Short-Term Notes (Cost $2,138,753,833)		2,138,753,833

Supranational 0.3%
Nordic Investment Bank, Series D, 2.375%, 12/15/2011 (Cost $25,225,698)	25,000,000	25,225,698

Municipal Investments 15.8%
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing Project, Series A, AMT, 0.16%***, 4/1/2034, LOC: Comerica Bank	3,200,000	3,200,000
Arizona, Health Facilities Authority Revenue, Catholic West, Series B, 0.07%***, 7/1/2035, LOC: JPMorgan Chase Bank	6,900,000	6,900,000
Atlanta, GA, Airport Revenue, 0.3%, 8/4/2011	12,800,000	12,800,000
Baltimore County, MD, Taxable Revenue, Oak Crest Village, Inc., Series B, 0.18%***, 1/1/2017, GTY: Oak Campus Partners LLC, LOC: Wachovia Bank NA (a)	3,515,000	3,515,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.29%***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.07%***, 7/1/2039, LOC: PNC Bank NA	27,215,000	27,215,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.06%***, 12/15/2032, LIQ: Fannie Mae	2,150,000	2,150,000
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 0.15%***, 12/15/2032, LIQ: Fannie Mae	2,200,000	2,200,000
California, Housing Finance Agency, Multi-Family Housing Revenue:
Series C, AMT, 0.06%***, 8/1/2040, LOC: Fannie Mae, Freddie Mac	13,930,000	13,930,000
Series C, AMT, 0.06%***, 8/1/2042, LOC: Fannie Mae, Freddie Mac	6,830,000	6,830,000
California, Multi-Family Housing Finance Agency Revenue, Series B, AMT, 0.06%***, 2/1/2040, LOC: Fannie Mae, Freddie Mac	8,530,000	8,530,000
California, State General Obligation, Series A-1-2, 144A, 0.05%***, 5/1/2040, LOC: Royal Bank of Canada	15,200,000	15,200,000
California, Statewide Communities Development, Anheuser-Busch Companies, Inc., Series 2114, 144A, AMT, 0.14%***, 9/1/2046, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	3,765,000	3,765,000
California, Statewide Communities Development, Multi-Family Housing Revenue Authority, Crossings Madera, Series B, AMT, 0.11%***, 1/1/2038, LOC: Citibank NA	2,970,000	2,970,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.16%***, 1/1/2021, LOC: Bank of Montreal (a)	15,900,000	15,900,000
Collier County, FL, Health Facilities Authority Revenue, Moorings, Inc. Project:
0.08%***, 12/1/2024, LOC: JPMorgan Chase Bank	6,645,000	6,645,000
0.08%***, 6/1/2035, LOC: JPMorgan Chase Bank	8,500,000	8,500,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.06%***, 10/1/2032, LOC: US Bank NA	6,745,000	6,745,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.08%***, 5/1/2030, LOC: Evangelical Christian Credit Union	16,000,000	16,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Southeastern California Projects, 0.09%***, 6/1/2038, LOC: Bank of America NA	7,000,000	7,000,000
Colorado, Housing & Finance Authority, "I", Series-A1, 144A, 0.13%***, 10/1/2036, LIQ: Barclays Bank PLC (a)	21,185,000	21,185,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series A-3, AMT, 0.07%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac	6,500,000	6,500,000
"I", Series A-1, 0.14%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	12,785,000	12,785,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.1%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Connecticut, University Revenue, Series R-11921, 144A, 0.09%***, 2/15/2018, LIQ: Citibank NA	2,400,000	2,400,000
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, Shadow Hills Apartments, Series A, 0.07%***, 12/1/2015, LIQ: Fannie Mae	12,825,000	12,825,000
Delaware County, PA, Authority Revenue, Series PT 565, 144A, 0.24%***, 11/15/2016, LIQ: Merrill Lynch International Bank Ltd.	16,945,000	16,945,000
Denver, CO, Public Schools Certificates of Participation, Series A-1, 0.13%***, 12/15/2037, INS: AGMC, LOC: JPMorgan Chase Bank (a)	11,600,000	11,600,000
Florida, State Board of Public Education, "A", 0.08%***, 6/1/2027, SPA: Citibank NA	18,840,000	18,840,000
Fremont, CA, Certificates of Participation, Financing Project, 0.06%***, 8/1/2038, LOC: US Bank NA	10,000,000	10,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.1%***, 5/1/2026, LOC: Branch Banking & Trust	6,865,000	6,865,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, "A", 144A, 0.09%***, 1/1/2018, INS: NATL	4,645,000	4,645,000
Houston, TX, Airport Systems Revenue, 0.05%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, Apartment Systems Revenue, 0.29%, 7/7/2011	5,000,000	5,000,000
Idaho, Housing & Finance Association, Single Family Mortgage, "I", Series B, AMT, 0.08%***, 7/1/2033, LOC: Fannie Mae, Freddie Mac	6,160,000	6,160,000
Illinois, Clare At Water Tower, 0.35%***, 5/15/2038	12,500,000	12,500,000
Illinois, Educational Facilities Authority Revenues, Series R-12258, 144A, 0.09%***, 1/1/2013, SPA: Citibank NA	9,900,000	9,900,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co., Series E, 144A, 0.09%***, 5/1/2021, LOC: JPMorgan Chase Bank	8,305,000	8,305,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series C, 0.09%***, 7/1/2032, LOC: Wells Fargo Bank NA	8,395,000	8,395,000
Illinois, Finance Authority Revenue, Provena Health, Series D, 0.08%***, 5/1/2045, LOC: Union Bank NA	10,250,000	10,250,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series B, 0.06%***, 4/1/2032, LOC: JPMorgan Chase Bank	17,600,000	17,600,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.09%***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank	40,000,000	40,000,000
Indiana, Municipal Power Agency, Power Supply Systems Revenue, Series A, 0.08%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, State Finance Authority Revenue, Educational Facilities, DePauw University Project, Series B, 0.08%***, 7/1/2036, LOC: PNC Bank NA	5,300,000	5,300,000
Indiana University, RBC Municipal Products, Inc. Trust, Series E-23, 144A, 0.09%***, 3/1/2036, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	8,500,000	8,500,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Series B1, 0.11%***, 7/1/2033, LOC: US Bank NA (a)	4,405,000	4,405,000
Kansas, State Department of Transportation Highway Revenue:
Series A-2, 0.05%***, 9/1/2014, SPA: US Bank NA	16,500,000	16,500,000
Series C-3, 0.05%***, 9/1/2019, SPA: JPMorgan Chase Bank	14,450,000	14,450,000
Series C-1, 0.05%***, 9/1/2021, SPA: JPMorgan Chase Bank	13,900,000	13,900,000
Kansas City, MO, Industrial Development Authority, Student Housing Facilities Revenue, Oak Street West Student, 144A, 0.09%***, 8/1/2038, LOC: Bank of America NA	5,910,000	5,910,000
Kentucky, Wells Fargo Stage Trust, Series 66C, 144A, 0.1%***, 5/1/2034, LIQ: Wells Fargo Bank NA	6,000,000	6,000,000
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Facilities Revenue, Catholic Healthcare Partners, Series B, 0.07%***, 10/1/2031, LOC: US Bank NA	6,500,000	6,500,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement Communities, Series A, 0.08%***, 12/1/2039, LOC: PNC Bank NA	9,795,000	9,795,000
Lawrenceburg, IN, Pollution Control Revenue, Indiana Michigan Power Co. Project, Series H, 0.08%***, 11/1/2021, LOC: Bank of Nova Scotia	8,000,000	8,000,000
Livermore, CA, Certificates of Participation, Capital Projects, 0.06%***, 10/1/2030, LOC: US Bank NA	9,700,000	9,700,000
Los Angeles, CA, Unified School District, Certificates of Participation, Administration Building Project, Series A, 0.05%***, 10/1/2024, LOC: Bank of America NA	11,085,000	11,085,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series B-3, AMT, 0.14%***, 11/15/2027, SPA: State Street Bank & Trust Co.	11,000,000	11,000,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series B, 0.08%***, 7/1/2043, LOC: Bank of America NA	12,000,000	12,000,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A2, 0.06%***, 1/1/2037, SPA: JPMorgan Chase Bank	24,700,000	24,700,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.17%***, 3/1/2039, LOC: TD Bank NA (a)	5,455,000	5,455,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount, Series B, 0.25%***, 10/1/2012, LOC: JPMorgan Chase Bank (a)	1,245,000	1,245,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.07%***, 9/1/2041, LOC: TD Bank NA	12,475,000	12,475,000
Massachusetts, State Water Resources Authority:
Series A-2, 0.05%***, 8/1/2037, SPA: TD Bank NA	25,000,000	25,000,000
Series A-1, 0.07%***, 8/1/2037, SPA: JPMorgan Chase Bank	20,000,000	20,000,000
Michigan, State Housing Development Authority, Series C, AMT, 0.15%***, 6/1/2039, LOC: Fannie Mae, Freddie Mac	8,875,000	8,875,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.09%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc., Series B, 0.06%***, 12/1/2030, GTY: Chevron Corp.	14,300,000	14,300,000
Missouri, State Health & Educational Facilities Authority Revenue, Ascension Health, Series C-3, 0.06%***, 11/15/2039	9,500,000	9,500,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly, Series A, AMT, 0.12%***, 12/1/2041, LOC: US Bank NA	3,000,000	3,000,000
New Jersey, Health Care Facilities Financing Authority Revenue, Composition Program, Series A-4, 144A, 0.05%***, 7/1/2027, LOC: Wells Fargo Bank NA	10,080,000	10,080,000
New Mexico, Educational Assistance Foundation, Series A-2, AMT, 0.14%***, 4/1/2034, LOC: Royal Bank of Canada	9,245,000	9,245,000
New Mexico, University Revenues, Series R-11961, 144A, 0.09%***, 6/1/2014, INS: AMBAC, LIQ: Citibank NA	2,000,000	2,000,000
New Mexico, Wells Fargo Stage Trusts, Series 40C, 144A, 0.1%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.12%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	7,200,000	7,200,000
New York, State Housing Finance Agency Revenue, Taconic West 17th Street, Series A, 0.05%***, 5/15/2039, LIQ: Fannie Mae	36,725,000	36,725,000
New York, State Local Government Assistance Corp., Series B-3V, 0.05%***, 4/1/2024, SPA: JPMorgan Chase Bank	4,000,000	4,000,000
New York, USTA National Tennis Center, Inc., 0.14%***, 11/15/2024, LOC: JPMorgan Chase Bank (a)	5,145,000	5,145,000
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series E, 144A, 0.06%***, 2/15/2026, LOC: JPMorgan Chase Bank	4,460,000	4,460,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street LLC, Series A, AMT, 0.07%***, 11/15/2037, LIQ: Fannie Mae	8,400,000	8,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series TR-T30001-I, 144A, 0.24%***, 6/15/2044, LIQ: Citibank NA (a)	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 0.05%***, 11/15/2022, SPA: JPMorgan Chase Bank	5,130,000	5,130,000
New York, NY, General Obligation:
Series A-5, 0.03%***, 8/1/2031, LOC: Bank of Nova Scotia	15,435,000	15,435,000
Series E-3, 0.05%***, 8/1/2034, LOC: Bank of America NA	6,400,000	6,400,000
Series C4, 0.07%***, 8/1/2020, LOC: Bank of Tokyo-Mitsubishi UFJ	45,000,000	45,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Charlotte Country Day School, 144A, 0.1%***, 8/1/2033, LOC: Bank of America NA	7,895,000	7,895,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.1%***, 5/1/2030, LOC: Branch Banking & Trust	5,325,000	5,325,000
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.06%***, 12/1/2034, LOC: JPMorgan Chase Bank	6,000,000	6,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue:
Series B, AMT, 0.09%***, 12/1/2035, LOC: Bank of America NA	7,000,000	7,000,000
Series A, AMT, 0.09%***, 12/1/2038, LOC: Lloyds TSB Bank PLC	10,600,000	10,600,000
Northeastern, PA, Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.08%***, 9/1/2034, LOC: PNC Bank NA	11,425,000	11,425,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.29%*, 5/5/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Systems Sunbelt, 0.06%***, 11/15/2026	20,200,000	20,200,000
Palm Beach County, FL, School Board, Certificates of Participation, Solar Eclipse Funding Trust, Series 2006-0149, 144A, 0.08%***, 8/1/2012, LIQ: US Bank NA, LOC: US Bank NA	10,210,000	10,210,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.08%***, 6/15/2025, LOC: TD Bank NA	12,735,000	12,735,000
San Francisco, CA, City & County Redevelopment Agency, Multi-Family Revenue, Maria Manor Apartments, Series F, AMT, 0.09%***, 12/1/2033, LOC: Citibank NA	1,525,000	1,525,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E2, 0.15%***, 6/1/2025, LOC: US Bank NA (a)	12,455,000	12,455,000
South Carolina, Greenville Hospital Systems Facilities Revenue, Series B, 0.04%***, 5/1/2033, GTY: Endowment Fund Greenville, LOC: US Bank NA	23,595,000	23,595,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 144A, 0.05%***, 7/1/2015, LOC: Barclays Bank PLC	7,000,000	7,000,000
Texas, State Veterans Housing Assistance Fund II, Series B, 144A, AMT, 0.11%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	19,400,000	19,400,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.08%***, 7/1/2037, LOC: Bank of Scotland	10,015,000	10,015,000
University of North Carolina at Chapel Hill, Hospital Revenue, Series A, 0.06%***, 2/1/2024	11,245,000	11,245,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.14%***, 10/15/2042, LOC: JPMorgan Chase Bank	6,140,000	6,140,000
Washington, Public Hospital District No. 1, Series 21C, 144A, 0.1%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,370,000	10,370,000
Washington, State Health Care Facilities Authority, Swedish Health Services, Series C, 0.07%***, 11/15/2046, LOC: Citibank NA	10,600,000	10,600,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.12%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, DC, Metropolitan Airport Authority Systems, Series C-2, 0.06%***, 10/1/2039, LOC: Barclays Bank PLC	15,000,000	15,000,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Wayne Airport:
Series F, 0.08%***, 12/1/2033, LOC: JPMorgan Chase Bank	37,320,000	37,320,000
Series E2, AMT, 0.09%***, 12/1/2028, LOC: PNC Bank NA	16,000,000	16,000,000
Series E1, AMT, 0.1%***, 12/1/2028, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
West Virginia, Economic Development Authority, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., Series B, 0.08%***, 12/1/2042, LOC: Sumitomo Mitsui Bank	8,500,000	8,500,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.06%***, 6/1/2039, LOC: US Bank NA	23,000,000	23,000,000
Total Municipal Investments (Cost $1,255,490,000)		1,255,490,000

Government & Agency Obligations 8.6%
Foreign Government Obligations 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	45,000,000	45,388,869
Other Government Related (b) 0.8%
European Investment Bank, 2.625%, 11/15/2011	65,400,000	65,948,391
US Government Sponsored Agencies 2.1%
Federal Home Loan Bank:
0.138%*, 7/15/2011	30,000,000	29,999,415
0.25%, 10/28/2011	12,000,000	11,999,676
0.26%, 11/23/2011	15,000,000	14,997,974
0.26%, 11/29/2011	12,500,000	12,499,312
0.267%**, 9/12/2011	25,000,000	24,986,312
0.75%, 7/8/2011	17,000,000	17,001,490
Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	18,500,000	18,747,655
Federal National Mortgage Association:
0.149%**, 10/20/2011	23,074,000	23,063,328
5.0%, 10/15/2011	14,000,000	14,192,304
		167,487,466
US Treasury Obligations 5.1%
US Treasury Bill, 0.217%**, 10/20/2011	40,000,000	39,973,175
US Treasury Notes:
0.875%, 1/31/2012	50,000,000	50,181,655
1.0%, 9/30/2011	45,000,000	45,081,254
1.0%, 10/31/2011	25,000,000	25,062,854
1.125%, 12/15/2011	20,000,000	20,074,895
1.375%, 4/15/2012	25,000,000	25,198,525
1.75%, 11/15/2011	25,000,000	25,140,546
4.625%, 8/31/2011	75,000,000	75,543,981
4.625%, 10/31/2011	88,000,000	89,271,609
4.625%, 2/29/2012	10,000,000	10,282,003
		405,810,497
Total Government & Agency Obligations (Cost $684,635,223)		684,635,223

Time Deposits 13.6%
Bank of Nova Scotia, 0.0001%, 7/1/2011	150,000,000	150,000,000
Barclays Bank PLC, 0.02%, 7/1/2011	348,570,958	348,570,958
BNP Paribas, 0.03%, 7/1/2011	100,000,000	100,000,000
Citibank NA:
0.07%, 7/1/2011	82,000,000	82,000,000
0.09%, 7/5/2011	100,000,000	100,000,000
0.12%, 7/7/2011	100,000,000	100,000,000
National Australia Bank Ltd., 0.01%, 7/1/2011	53,000,000	53,000,000
Svenska Handelsbanken AB, 0.0001%, 7/1/2011	150,000,000	150,000,000
Total Time Deposits (Cost $1,083,570,958)		1,083,570,958

Repurchase Agreements 0.4%
Merrill Lynch & Co., Inc., 0.05%, dated 6/30/2011, to be repurchased at $30,362,397 on 7/1/2011 (c) (Cost $30,362,355)	30,362,355	30,362,355

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $8,001,218,644)+	100.6	8,001,218,644
Other Assets and Liabilities, Net	(0.6)	(44,361,594)
Net Assets	100.0	7,956,857,050

* These securities are shown at their current rate as of June 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2011.

+ The cost for federal income tax purposes was $8,001,218,644.

(a) Taxable issue.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,461,000	Federal National Mortgage Association	6.0	4/18/2036	14,901,327
32,701,000	Resolution Funding Corp. STRIPS	Zero Coupon	1/15/2027	16,068,944
Total Collateral Value				30,970,271

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

SPA: Standby Bond Purchase Agreement

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (d)	$—	$7,970,856,289	$—	$7,970,856,289
Repurchase Agreements	—	30,362,355	—	30,362,355
Total	$—	$8,001,218,644	$—	$8,001,218,644

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended June 30, 2011.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011
Assets
Investments in non-affiliated securities, valued at amortized cost	$8,001,218,644
Receivable for investments sold	2,475,076
Interest receivable	6,988,722
Other assets	112,906
Total assets	8,010,795,348
Liabilities
Cash overdraft	21,999,998
Payable for investments purchased	29,975,400
Distributions payable	961,272
Other accrued expenses and payables	1,001,628
Total liabilities	53,938,298
Net assets, at value	$7,956,857,050
Net Assets Consist of:
Undistributed net investment income	308,504
Accumulated net realized gain (loss)	133,179
Paid-in capital	7,956,415,367
Net assets, at value	$7,956,857,050
Net Asset Value
Net Asset Value, offering and redemption price per share ($7,956,857,050 ÷ 7,956,415,377 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2011
Investment Income
Income: Interest	$32,871,628
Expenses: Management fee	9,325,471
Administration fee	9,325,471
Services to shareholders	48,497
Custodian fee	168,945
Reports to shareholders	34,226
Registration fees	162,481
Professional fees	131,128
Trustees' fees and expenses	306,559
Other	300,708
Total expenses before expense reductions	19,803,486
Expense reductions	(9,619,823)
Total expenses after expense reductions	10,183,663
Net investment income (loss)	22,687,965
Net realized gain (loss) from investments	133,179
Net increase (decrease) in net assets resulting from operations	$22,821,144

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2011	2010
Operations: Net investment income (loss)	$22,687,965	$17,225,255
Net realized gain (loss) from investments	133,179	26,991
Net increase (decrease) in net assets resulting from operations	22,821,144	17,252,246
Distribution to shareholders from: Net investment income	(22,669,985)	(17,210,114)
Net realized gains	—	(302,283)
Total distributions	(22,669,985)	(17,512,397)
Fund share transactions: Proceeds from shares sold	23,283,953,251	17,635,865,514
Reinvestment of distributions	94,631	—
Payments for shares redeemed	(22,645,207,708)	(16,450,840,879)
Net increase (decrease) in net assets from Fund share transactions	638,840,174	1,185,024,635
Increase (decrease) in net assets	638,991,333	1,184,764,484
Net assets at beginning of period	7,317,865,717	6,133,101,233
Net assets at end of period (including undistributed net investment income of $308,504 and $263,533, respectively)	$7,956,857,050	$7,317,865,717
Other Information
Shares outstanding at beginning of period	7,317,575,203	6,132,550,568
Shares sold	23,283,953,251	17,635,865,514
Shares issued to shareholders in reinvestment of distributions	94,631	—
Shares redeemed	(22,645,207,708)	(16,450,840,879)
Net increase (decrease) in Fund shares	638,840,174	1,185,024,635
Shares outstanding at end of period	7,956,415,377	7,317,575,203

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended June 30,
	2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.002	.003	.017	.044	.053
Net realized gain (loss)a	—	—	—	—	—
Total from investment operations	.002	.003	.017	.044	.053
Less distributions from: Net investment income	(.002)	(.003)	(.017)	(.044)	(.053)
Net realized gainsa	—	—	—	—	—
Total distributions	(.002)	(.003)	(.017)	(.044)	(.053)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)b	.24	.26	1.72	4.45	5.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,957	7,318	6,133	5,646	4,915
Ratio of expenses before expense reductions (%)	.21	.22	.21	.21	.21
Ratio of expenses after expense reductions (%)	.11	.14	.12	.06	.04
Ratio of net investment income (%)	.24	.25	1.60	4.23	5.31
a Less than $.0005 per share. b Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Daily Assets Fund Institutional (the "Fund") is a diversified series of DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2011, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$1,402,955

During the years ended June 30, 2011 and June 30, 2010, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2011	2010
Distributions from ordinary income*	$22,669,985	$17,512,397

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2010 through September 30, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% for the period from July 1, 2010 through July 29, 2010 and 0.11% for the period from July 30, 2010 through June 30, 2011. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended June 30, 2011, the fee pursuant to the Investment Management Agreement aggregated $9,325,471, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2011, the Administration Fee was $9,325,471, of which $294,202 was waived and $694,098 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended June 30, 2011, the amount charged to the Fund by DISC aggregated $150, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $18,650, of which $5,126 was unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

D. Ownership of the Fund

At June 30, 2011, 93% of the outstanding shares of the Fund were held by other affiliated DWS funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Institutional Funds and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the "Fund'') at June 30, 2011 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts August 26, 2011	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

A total of 6% of the dividends distributed during the fiscal year was derived from interest on US government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

October 4, 2010

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of a proposed pass-through to the funds of certain reporting costs associated with new regulations for money funds. My evaluation considered the following:

• My recently completed annual evaluation (please see my summary report of October 3, 2010), concluding that the prospective fees and expenses of all the DWS-sponsored money funds are reasonable.

• The fact that in my opinion the services DWS would provide under the combination of the Advisory and proposed Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• Management's analysis showing that the maximum total expense ratio impact of this change on any fund share class would be 1.3 basis points, which in my opinion is not material to my conclusions about the reasonableness of expenses.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the affected DWS-sponsored money funds are reasonable.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of June 30, 2011. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	113	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	113	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	113	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		113	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	113	—
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	113	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Independent Director of Barclays Bank Delaware (since September 2010); formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	113	Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	113	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Pro Publica (charitable organization) (2007-2010)	113	Director, CardioNet, Inc. (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007);
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	113	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	113	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	116	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA9 (1967) President and CEO, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President and CEO of DWS family of funds and Head of Product Management, US for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, April 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin8 (1970) Assistant Secretary, 2009-present	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso8 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby8 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 60 Wall Street, New York, NY 10005.

9 Address: 345 Park Avenue, New York, NY 10154.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
CUSIP Number	23339C 776
Fund Number	538

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DAILY ASSETS FUND INSTITUTIONAL
FORM N-CSR DISCLOSURE RE: AUDIT FEES
The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.
Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$40,188	$0	$0	$0
2010	$39,400	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$9,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011